Regulatory capital requirements	12 Months Ended
Dec. 31, 2019
Regulatory Capital Requirements
Regulatory Capital Requirments

Note 23 – Regulatory capital requirements

The Corporation, BPPR and PB are subject to various regulatory capital requirements imposed by the federal banking agencies. Failure to meet minimum capital requirements can lead to certain mandatory and additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s consolidated financial statements. Popular, Inc., BPPR and PB are subject to Basel III capital requirements, including also revised minimum and well capitalized regulatory capital ratios and compliance with the standardized approach for determining risk-weighted assets.

The Basel III Capital Rules established a Common Equity Tier I (“CET1”) capital measure and related regulatory capital ratio CET1 to risk-weighted assets.

The Basel III Capital Rules provide that a depository institution will be deemed to be well capitalized if it maintained a leverage ratio of at least 5%, a CET1 ratio of at least 6.5%, a Tier 1 risk-based capital ratio of at least 8% and a total risk-based ratio of at least 10%. Management has determined that at December 31, 2019 and 2018, the Corporation exceeded all capital adequacy requirements to which it is subject.

The Corporation has been designated by the Federal Reserve Board as a Financial Holding Company (“FHC”) and is eligible to engage in certain financial activities permitted under the Gramm-Leach-Bliley Act of 1999.

At December 31, 2019 and 2018, BPPR and PB were well-capitalized under the regulatory framework for prompt corrective action.

The following tables present the Corporation’s risk-based capital and leverage ratios at December 31, 2019 and 2018 under the Basel III regulatory guidance
	Actual		Capital adequacy minimum requirement (including conservation capital buffer)
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2019
Total Capital (to Risk-Weighted Assets):
Corporation	$5,858,615	20.31%	$3,028,239	10.500%
BPPR	4,226,374	19.98	2,220,908	10.500
PB	1,211,045	16.98	748,836	10.500

Common Equity Tier I Capital (to Risk-Weighted Assets):
Corporation	$5,121,240	17.76%	$2,018,826	7.000%
BPPR	3,958,518	18.72	1,480,605	7.000
PB	1,165,710	16.35	499,224	7.000

Tier I Capital (to Risk-Weighted Assets):
Corporation	$5,121,240	17.76%	$2,451,431	8.500%
BPPR	3,958,518	18.72	1,797,878	8.500
PB	1,165,710	16.35	606,200	8.500

Tier I Capital (to Average Assets):
Corporation	$5,121,240	10.03%	$2,042,299	4%
BPPR	3,958,518	9.62	1,645,851	4
PB	1,165,710	12.33	378,041	4
	Actual		Capital adequacy minimum requirement (including conservation capital buffer)
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2018
Total Capital (to Risk-Weighted Assets):
Corporation	$5,354,199	19.54%	$2,706,117	9.875%
BPPR	3,900,536	19.00	2,027,005	9.875
PB	1,148,253	17.82	636,450	9.875

Common Equity Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,631,511	16.90%	$1,746,987	6.375%
BPPR	3,638,009	17.72	1,308,573	6.375
PB	1,085,829	16.85	410,873	6.375

Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,631,511	16.90%	$2,158,043	7.875%
BPPR	3,638,009	17.72	1,616,473	7.875
PB	1,085,829	16.85	507,549	7.875

Tier I Capital (to Average Assets):
Corporation	$4,631,511	9.88%	$1,875,057	4%
BPPR	3,638,009	9.62	1,512,568	4
PB	1,085,829	12.42	349,580	4
The following table presents the minimum amounts and ratios for the Corporation’s banks to be categorized as well-capitalized.
	2019		2018
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
Total Capital (to Risk-Weighted Assets):
BPPR	$2,115,150	10%	$2,052,664	10%
PB	713,177	10	644,506	10

Common Equity Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,374,848	6.5%	$1,334,231	6.5%
PB	463,565	6.5	418,929	6.5

Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,692,120	8%	$1,642,131	8%
PB	570,542	8	515,605	8

Tier I Capital (to Average Assets):
BPPR	$2,057,314	5%	$1,890,709	5%
PB	472,551	5	436,975	5